Income tax (Schedule of Expiring Dates for Tax Losses) (Details)	Dec. 31, 2021 USD ($)
2022
Disclosure Of Income tax [Line Items]
Taxable losses	$ 646,000
2023
Disclosure Of Income tax [Line Items]
Taxable losses	1,715,000
2024
Disclosure Of Income tax [Line Items]
Taxable losses	8,211,000
2025
Disclosure Of Income tax [Line Items]
Taxable losses	5,671,000
2026
Disclosure Of Income tax [Line Items]
Taxable losses	$ 19,530,000